Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Collaborative Investment Series Trust
Entity Central Index Key	0001719812
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
Institutional Class
Shareholder Report [Line Items]
Fund Name	MERCATOR INTERNATIONAL OPPORTUNITY FUND
Class Name	INSTITUTIONAL CLASS
Trading Symbol	MOPPX
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about the Mercator International Opportunity Fund Institutional Class - MOPPX (the “Fund”) for the period January 1, 2024 to December 31, 2024. This report describes changes to the Fund that occurred during the reporting period.

Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	ADDITIONAL INFORMATION You can find additional information about the Fund at https://mercatorinvestments.com/. You can also request this information by contacting us at 1-800-869-1679.
Additional Information Phone Number	1-800-869-1679
Additional Information Website	https://mercatorinvestments.com
Expenses [Text Block]

expense Information

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Mercator International Opportunity Fund - Institutional Class	$137	1.40%

*Annualized

Expenses Paid, Amount	$ 137
Expense Ratio, Percent	1.40%
Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of future performance
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Performance graph

TOTAL RETURNS FOR THE PERIOD ENDED DECEMBER 31, 2024

	ONE YEAR	FIVE YEAR	SINCE INCEPTION*
Mercator International Opportunity Fund - Institutional Class	-3.91%	1.44%	2.34%
MSCI EAFE Index	4.43%	5.33%	5.10%

Net Assets	$ 5,674,993,000,000
Holdings Count | Holdings	28
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	50.93%
Additional Fund Statistics [Text Block]	Fund statistics
NET ASSETS:
$5,674,993

PORTFOLIO HOLDINGS:
28

PORTFOLIO TURNOVER:
50.93%

ADVISORY FEES (NET OF WAIVERS):
$0

Holdings [Text Block]
Largest Holdings [Text Block]

top ten holdings

1.	MercadoLibre, Inc.	8.99%
2.	Watches of Switzerland Group plc	5.55%
3.	Mobileye Global, Inc. Class A	5.27%
4.	ASM International NV	4.59%
5.	Schneider Electric SE	4.39%
6.	Taiwan Semiconductor Manufacturing Co., Ltd.	4.18%
7.	Adyen NV	3.93%
8.	Brunello Cucinelli SPA	3.84%
9.	Vitec Software Group AB Class B	3.46%
10.	Nemetschek SE	3.41%
	Total % of Net Assets	47.61%

Material Fund Change [Text Block]

How has the fund changed

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may call 1-800-869-1679.

The Fund closed and redeemed all outstanding shares on January 24, 2025.

Updated Prospectus Phone Number	1-800-869-1679
Updated Prospectus Web Address	https://mercatorinvestments.com
Class A Shares
Shareholder Report [Line Items]
Fund Name	MERCATOR INTERNATIONAL OPPORTUNITY FUND
Class Name	CLASS A
Trading Symbol	MOOPX
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about the Mercator International Opportunity Fund Institutional Class - MOPPX (the “Fund”) for the period January 1, 2024 to December 31, 2024. This report describes changes to the Fund that occurred during the reporting period.

Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	ADDITIONAL INFORMATION You can find additional information about the Fund at https://mercatorinvestments.com/. You can also request this information by contacting us at 1-800-869-1679.
Additional Information Phone Number	1-800-869-1679
Additional Information Website	https://mercatorinvestments.com
Expenses [Text Block]

expense Information

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Mercator International Opportunity Fund - Class A	$152	1.55%

*Annualized

Expenses Paid, Amount	$ 152
Expense Ratio, Percent	1.55%
Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of future performance
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Performance graph

TOTAL RETURNS FOR THE PERIOD ENDED DECEMBER 31, 2024

	ONE YEAR	FIVE YEAR	SINCE INCEPTION*
Mercator International Opportunity Fund - Class A	-4.03%	1.27%	3.31%
MSCI EAFE Index	4.43%	5.34%	7.25%

Net Assets	$ 5,674,993,000,000
Holdings Count | Holdings	28
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	50.93%
Additional Fund Statistics [Text Block]	Fund statistics
NET ASSETS:
$5,674,993

PORTFOLIO HOLDINGS:
28

PORTFOLIO TURNOVER:
50.93%

ADVISORY FEES (NET OF WAIVERS):
$0

Holdings [Text Block]
Largest Holdings [Text Block]

top ten holdings

1.	MercadoLibre, Inc.	8.99%
2.	Watches of Switzerland Group plc	5.55%
3.	Mobileye Global, Inc. Class A	5.27%
4.	ASM International NV	4.59%
5.	Schneider Electric SE	4.39%
6.	Taiwan Semiconductor Manufacturing Co., Ltd.	4.18%
7.	Adyen NV	3.93%
8.	Brunello Cucinelli SPA	3.84%
9.	Vitec Software Group AB Class B	3.46%
10.	Nemetschek SE	3.41%
	Total % of Net Assets	47.61%

Material Fund Change [Text Block]

How has the fund changed

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may call 1-800-869-1679.

The Fund closed and redeemed all outstanding shares on January 24, 2025.

Updated Prospectus Phone Number	1-800-869-1679
Updated Prospectus Web Address	https://mercatorinvestments.com